Financial Assets at FVTPL (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Jun. 03, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fvtpl [Line Items]
Gross proceeds from initial public offering		$ 15,000,000
Shares per unit (in Dollars per share)		$ 10
Gross proceeds		$ 150,000,000
Net proceeds		150,000,000
Assets held in trust account		(150,110,000)
Listed equity shares		$ (304,136,000)		$ (407,510,000)	$ (72,052,000)
Bearing interest rate	2.00%
Class A Ordinary Shares [Member]
Financial Assets at Fvtpl [Line Items]
Number of ordinary shares (in Shares)		1
Shares issued (in Shares)		1	6,137
AMTD Digital Inc. [Member]
Financial Assets at Fvtpl [Line Items]
Listed equity shares		$ 110,550,000		$ 257,661,000
AMTD Digital Inc. [Member] | Class A Ordinary Shares [Member]
Financial Assets at Fvtpl [Line Items]
Shares issued (in Shares)				34,819,047